Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	TRACK GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0543981
Entity Address, Address Line One	200 E. 5th Avenue Suite 100
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563
City Area Code	877
Local Phone Number	260-2010
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001045942
Amendment Flag	false